Employee Benefits - Reconciliation of the changes in the pension plans fair value of assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Canada [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	$ (2.7)	$ (3.1)
Canada [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	266.1	291.6
Interest income	13.0	10.1
Administration costs	(0.3)	(0.3)
Actuarial losses from return on plan assets	(2.1)	(26.1)
Employer contributions	8.8	6.3
Benefits paid	(15.9)	(15.5)
Assets fair value at end of year	269.6	266.1
Foreign [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Interest income	(3.8)	(1.5)
Foreign [member] | Pension plans fair value of assets [member]
Disclosure Of Fair Value Of Assets For Pension Plan [line items]
Assets fair value at beginning of year	1.5	1.3
Interest income	0.0	0.0
Administration costs	0.0	0.0
Actuarial losses from return on plan assets	0.0	0.0
Employer contributions	6.1	5.6
Benefits paid	(5.9)	(5.4)
Assets fair value at end of year	$ 1.7	$ 1.5